Madison Dividend Value ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Consumer Discretionary - 8.8%
Home Depot, Inc.		5,581	$2,261,365
Lowe's Cos., Inc.		7,200	1,809,432
NIKE, Inc. - Class B		19,587	1,365,802
			5,436,599

Consumer Staples - 3.7%
Procter & Gamble Co.		4,980	765,177
Sysco Corp.		18,529	1,525,678
			2,290,855

Energy - 9.2%
Chevron Corp.		11,314	1,756,951
ConocoPhillips		10,396	983,357
EOG Resources, Inc.		13,858	1,553,759
Exxon Mobil Corp.		12,253	1,381,526
			5,675,593

Financials - 20.9%
Aflac, Inc.		5,596	625,073
Bank of America Corp.		49,699	2,563,971
Blackrock, Inc.		2,252	2,625,539
CME Group, Inc.		8,503	2,297,426
JPMorgan Chase & Co.		6,231	1,965,444
Morgan Stanley		17,482	2,778,939
			12,856,392

Health Care - 14.5%
Abbott Laboratories		6,446	863,377
AbbVie, Inc.		9,067	2,099,373
Johnson & Johnson		13,904	2,578,080
Medtronic PLC		20,808	1,981,754
Quest Diagnostics, Inc.		7,562	1,441,166
			8,963,750

Industrials - 22.9%
Automatic Data Processing, Inc.		6,936	2,035,716
Cummins, Inc.		2,405	1,015,800
Deere & Co.		1,701	777,799
Fastenal Co.		32,310	1,584,482
Honeywell International, Inc.		9,305	1,958,703
Illinois Tool Works, Inc.		5,575	1,453,737
Rockwell Automation, Inc.		3,095	1,081,795
TE Connectivity PLC		11,691	2,566,525
Union Pacific Corp.		6,872	1,624,335
			14,098,892

Materials - 7.3%
Agnico Eagle Mines Ltd.		11,379	1,918,044
Air Products and Chemicals, Inc.		4,289	1,169,696
Mosaic Co.		40,574	1,407,107
			4,494,847

Technology - 6.7%
Analog Devices, Inc.		3,533	868,058
QUALCOMM, Inc.		7,232	1,203,116
Texas Instruments, Inc.		11,044	2,029,114
			4,100,288

Utilities - 3.6%
NextEra Energy, Inc.		29,295	2,211,480
TOTAL COMMON STOCKS (Cost $49,989,963)			60,128,696

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%		Shares	Value
Real Estate - 1.9%
VICI Properties, Inc.		36,430	1,187,982
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,198,581)			1,187,982

TOTAL INVESTMENTS - 99.5% (Cost $51,188,544)			61,316,678
Money Market Deposit Account - 0.4% (a)			253,747
Other Assets in Excess of Liabilities - 0.1%			31,640
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$61,602,065
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Madison Dividend Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,128,696	$–	$–	$60,128,696
Real Estate Investment Trusts - Common	1,187,982	–	–	1,187,982
Total Investments	$61,316,678	$–	$–	$61,316,678

Refer to the Schedule of Investments for further disaggregation of investment categories.